EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Schedule of borrowings

		2022			2021			2020
	Fixed/		Effective	Carrying		Effective	Carrying		Effective	Carrying
USDm	floating	Maturity	interest 1)	value 2)	Maturity	interest 1)	value 2)	Maturity	interest 1)	value 2)
Borrowings
CEXIM (USD)	Floating	2030	7.0%	41.1	2030	4.0%	44.9	2030	3.2%	96.4
Term Facility	Floating	2026	7.6%	143.8	2026	3.8%	279.4	2026	3.0%	299.1
DSF Facility	Floating	2027	6.7%	201.8	2027	3.6%	221.9	2027	2.9%	150.3
HCOB Facility	Floating	2025	9.9%	42.4	2025	5.1%	85.3	2025	4.3%	81.2
HCOB Facility 2	Floating	2026	8.3%	21.1	2026	4.5%	25.4	2025	3.9%	33.3
KFW Facility	Floating	2032	7.1%	37.9	2032	4.1%	40.9	2032	3.3%	44.0
BoComm 1 (USD)³⁾	Floating	2025	8.7%	49.4	2025	4.9%	59.2	2025	4.1%	57.8
BoComm 2 (USD)³⁾	Floating	2031	7.4%	71.3	2031	4.9%	37.8	—	—	—
BoComm 3 (USD)³⁾	Floating	2029	7.8%	90.9	2029	4.9%	99.5	—	—	—
CDBL³⁾	Fixed	2029	5.8%	160.8	2029	5.8%	150.8	—	—	—
Springliner (USD)³⁾	Fixed	2026	4.8%	30.7	2026	4.8%	33.4	2026	4.8%	36.0
Eifuku (USD)³⁾	Floating	2026	7.9%	20.9	2026	4.3%	22.4	2026	3.9%	24.1
Showa (USD)³⁾	Floating	2024	8.6%	18.7	2024	4.1%	20.9	2024	3.3%	23.0
CMBFL³⁾	Fixed	2033	4.9%	37.3	—	—	—	—	—	—
Other credit facilities	Fixed	2026	3.1%	4.9	—	—	—	—	—	—
Sale and leaseback transaction prepayment	N/A	—	—	—	2022	—	21.0	—	—	—
Weighted average effective interest rate4)			7.1%			4.4%			3.4%
Total borrowings				973.0			1,142.8			845.2
Borrowing costs included (amortised costs)				(11.1)			(13.0)			(10.9)
Right-of-use lease liabilities				5.0			5.7			8.1
Total				966.9			1,135.5			842.4
Hereof non-current				849.8			926.5			739.5
Hereof current				117.1			209.0			102.9

¹⁾    Effective interest rate includes deferred and amortized bank fees.

²⁾     Because of the floating interest rate, the carrying value of the Group’s borrowings is approximately equal to the fair value except for fixed rate borrowings, where the fair value amounts to USD 223.5m (compared to a total carrying value as of 31 December 2022 of USD 233.7m)

³⁾    Lease debt recognized under sale and leaseback arrangement with repurchase options (accounted for as finance transactions).

⁴⁾    Please refer to note 23 for average interest rate including hedges

Schedule of reconciliation of liabilities arising from financing activities

		Cash movements		Non-cash movements
	Opening
	balance					End balance
	as of					as of 31
	01 January			Business	Other	December
USDm	2022	Borrowings	Repayments	combinations	changes	2022
Borrowings	1,135.4	96.3	(275.2)	7.9	2.5	966.9
Total	1,135.4	96.3	(275.2)	7.9	2.5	966.9

		Cash movements		Non-cash movements
	Opening					End balance
	balance as					as of
	of 01 January			Business		31 December
USDm	2021	Bor-rowings	Repayments	combinations	Other changes	2021
Borrowings	842.4	548.8	(253.4)	—	(2.4)	1,135.4
Total	842.4	548.8	(253.4)	—	(2.4)	1,135.4

		Cash movements		Non-cash movements
	Opening					End balance
	balance as					as of
	of 01 January			Business		31 December
USDm	2020	Borrowings	Repayments	combinations	Other changes	2020
Borrowings	855.4	734.3	(746.5)	—	0.8	842.4
Total	855.4	734.3	(746.5)	—	0.8	842.4